UNITED STATES

			                           SECURITIES AND EXCHANGE COMMISSION
                                    Washington, D.C. 20549

                                          Form 13F

                                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment ( );       Amendment Number:

This Amendment (Check only one.):   ( )is a restatement.
                                    ( )adds new holding entries.


Institutional Investment Manager Filing this Report:

Name: Polen Capital Management, Inc.
Address: 14502 North Dale Mabry Hwy.
         Suite 303
         Tampa, FL  33618

Form 13F File Number:   28-6100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name: Michael R. Jacqmin
Title: Chief Financial Officer
Phone: (813) 265-3565

Signature, Place, and Date of Signing:

Michael R. Jacqmin Tampa, FL  12/31/2000

[Signature]  [City, State]    [Date]


Report type (Check only one.):

* 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

  13F NOTICE.	(Check here if no holdings reported are in
  this report, and all holdings are reported by other reporting manager (s).)

  13F COMBINATION REPORT.	(Check here is a portion of the
  holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE
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                    Form 13F    INFORMATIONAL    TABLE
 COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4     COLUMN     5 COLUM 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE     SHRS OR  SH/  PUT/INVST
                                          (x$1000)    PRN AMT  PRN  CALL DIS

American Express     Common    025816109     48162      876681  SH       Sole
Amgen Inc.           Common    031162100     67007     1048019  SH       Sole
Anheuser-Busch       Common    035229103     49866     1095966  SH       Sole
Dell Computer Corp.  Common    247025109     23955     1373807  SH       Sole
Hearst-Argyle        Common    422317107     13784      674490  SH       Sole
Intel Corp.          Common    458140100     26453      879957  SH       Sole
McGraw-Hill          Common    580645109     39107      667084  SH       Sole
Medtronic Inc.       Common    585055106     61557     1019580  SH       Sole
Microsoft Corp.      Common    594918104     25792      594634  SH       Sole
McDonald's Corp.     Common    580135101     35464     1043087  SH       Sole
Minn Mng Mfg         Common    604059105     17669      146635  SH       Sole
Pulitzer Inc.        Common    745769109      2387       50970  SH       Sole
Reynolds & Reynolds  Common    761695105     25962     1282084  SH       Sole
Schering-Plough      Common    806605101     44803      789493  SH       Sole
Taro Pharmaceutical  Common    M8737E108      2964       95435  SH       Sole
Radio Shack          Common    875382103     35133      820639  SH       Sole
UPS Inc              Common    911312106     38782      660120  SH       Sole
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